SHAREHOLDER LETTER

Dear Shareholder:

This annual report of Franklin Templeton Global Trust covers the 12 months ended October 31, 2000. The Trust consists of Franklin Templeton Global Currency Fund and Franklin Templeton Hard Currency Fund.

The 12 months under review proved to be challenging for investors in the global currency markets. Early in the year, investor optimism regarding the future direction of interest rates and exchange rates waned because of upward revisions of global economic growth forecasts and the potential negative effect of higher oil prices on inflation. The downbeat interest-rate outlook resulted from confirmation of an economic recovery in Europe, better-than-expected growth in Japan and the still robust U.S. economy. The improved economic outlook was expected to result in higher commodity prices, capacity utilization rates and employment rates, all of which would add to inflationary pressures and tighter monetary policy stances by central banks.

Thus, the positive trend in global growth led to the consensus view that the industrial economies, except for perhaps Japan, had reached the bottom of their respective interest-rate cycles. However, during the second half of the period,

CONTENTS

Shareholder Letter ..................................................      1
Fund Reports
 Franklin Templeton
 Global Currency Fund ...............................................      5
 Franklin Templeton
 Hard Currency Fund .................................................     11
Financial Highlights &
Statements of Investments ...........................................     18
Financial Statements ................................................     25
Notes to
Financial Statements ................................................     29
Independent
Auditors' Report ....................................................     35


                        [FUND CATEGORY PYRAMID GRAPHIC]
inflation expectations improved as oil prices stabilized, albeit at higher levels, and economic data began to show growth rates slowing toward more sustainable levels.

One of the main challenges global currency investors faced this past year was the decoupling of currency markets' performance from fundamental economic performance, as currencies did not seem to be valued on the basis of the underlying economy's strength, as they have in the past. In addition, foreign direct investment (FDI) flows played a large part in determining currency market behavior.

In Europe, we witnessed a narrowing of economic growth and interest rates between the Euroland, the 11 countries using the euro, and the United States during the period under review. Historically, these have been two of the main factors determining the U.S. dollar's strength relative to European currencies. In 1999-2000, however, FDI flows out of Europe and into the U.S., as determined by financial and capital investment, were the major factors behind the euro, British pound and Swiss franc depreciating 19.3%, 11.9% and 15.1%, respectively, relative to the U.S. dollar. This financial investment flow from Europe into the U.S. was driven by European asset managers' needs to diversify their portfolios and seek greater investment returns outside of their home markets. Capital flows were driven primarily by cross-border merger and acquisition activity, as many European companies purchased U.S. firms and had to send money to the U.S. to pay for these transactions.

In Japan, the currency traded between 101 and 111 yen versus the U.S. dollar for the better part of the 12 months under review. Early in the period, the yen strengthened due to FDI flows into

Japanese equities, improving economic growth and domestic repatriation of foreign assets. However, the Bank of Japan reiterated its position that a strong yen was not welcome, and it was able to establish a psychological floor at 101 yen to the U.S. dollar midway through the year. Toward the latter part of the period, the yen gradually weakened versus the dollar as concerns surfaced over an economic slowdown in Asia. As the yen approached the 110 level, local exporters took the opportunity to sell dollars versus yen to hedge their foreign currency exposure.

The dollar-bloc currencies (Canada, Australia and New Zealand) also depreciated relative to the U.S. dollar during the year, with the three currencies returning -3.8%, -18.8% and -22.7%, respectively, for the period. The Canadian dollar performed comparatively better thanks to a greater percentage of high technology companies in its equity market, namely Nortel. As for the Australian and New Zealand currencies, due to small technology sectors and concerns about a slowdown in the Asian region, both currencies depreciated to all-time lows versus the U.S. dollar during the period.

Since the Franklin Templeton Global Trust generally provides strong total returns during periods of U.S.-dollar weakness, while giving back some of those gains in periods of dollar strength, the Funds' rather weak performances during the reporting period are not surprising. Although no one can predict the future, we believe Franklin Templeton Global Currency Fund and Franklin Templeton Hard Currency Fund still offer investors a solid opportunity to protect against future dollar declines through the diversification afforded by foreign money markets.

We thank you for investing with us and, as always, welcome your comments or questions.

Sincerely,


/s/ Thomas J. Dickson

Thomas J. Dickson

/s/ Umran Demirors

Umran Demirors

Portfolio Managers
Franklin Templeton Global Trust

FRANKLIN TEMPLETON
GLOBAL CURRENCY FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Global Currency Fund seeks to maximize the investor's total return through a combination of interest income and changes in the Fund's net asset value due to changes in currency exchange rates. The Fund seeks to achieve its goal by investing in interest-earning money market instruments denominated in three or more Major Currencies, as defined in the Fund's prospectus.
--------------------------------------------------------------------------------

As you probably know, most of the total return of Franklin Templeton Global Currency Fund is derived from interest paid by portfolio securities, and from changes in the U.S. dollar's value relative to the currencies of countries where the Fund invests. Because a majority of the Fund is invested in foreign currencies, it tends to perform better during periods of U.S.-dollar weakness.

The 12 months under review proved to be a difficult period for U.S.-dollar based investors in the global currency markets, as the U.S. dollar stayed strong relative to other currencies. Within this environment, Franklin Templeton Global Currency Fund - Class A posted a -11.39% 12-month cumulative total return, as shown in the Performance Summary on page 8. The Fund's benchmark, the J.P. Morgan 3 Month Global Cash Index, returned -1.21% during the same period.(1)

1. Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index is designed to measure the performance of euro-currency deposits in 11 global markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 19.

[ASSET ALLOCATION PIE CHART]

ASSET ALLOCATION BY CURRENCY
Franklin Templeton Global Currency Fund
Based on Total Net Assets
10/31/00

European Monetary Unit (euro) ........  34.2%
U.S. Dollar ..........................  15.0%
Canadian Dollar ......................  11.4%
New Zealand Dollar ...................   9.3%
British Pound ........................   8.1%
Swedish Krona ........................   6.6%
Japanese Yen .........................   5.5%
Danish Krone .........................   5.2%
Australian Dollar ....................   4.7%




During the period under review, we continued to shift the portfolio's exposure to Europe and subsequently reduce the total exposure to the U.S. dollar. By the end of period, the Fund's exposure to Europe stood at 54.1% of total net assets, slightly up from 50.5% on October 31, 1999. Away from Europe, we had exposure to Australia of 4.7% and New Zealand of 9.3%, compared with 8.0% and 8.3%, respectively, from the previous period.

Looking forward, we expect current market trends to continue, but we will look for opportunities to add currencies to the portfolio that offer long-term value given our assessment of the markets. We believe that economic fundamentals will again determine the behavior of the currency markets, and as such, the current levels in some of the depressed developed currencies of the world may offer an outstanding investment opportunity for long-term investors.

Of course, there are special considerations associated with global investing related to market, currency, economic, social and political factors, as discussed in the Fund's prospectus. Because a significant amount of the Fund's assets are denominated in foreign currencies, there is potential for significant gain or loss from currency exchange-rate fluctuations. A non-diversified foreign Fund may not be appropriate for all investors and should not be considered a complete investment program.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of October 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

Please note that although the Fund's Statement of Investments on page 19 of this report indicates the Fund held 67.9% of its portfolio investments in U.S. dollar-denominated assets as of 10/31/00, its NET EXPOSURE to the U.S. dollar as of that date was only 15.0%. The difference is explained by the Fund's holdings of forward currency exchange contracts (please see Note 6 in the Notes to Financial Statements on page 33 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market in a particular foreign currency is small or relatively illiquid.

FRANKLIN TEMPLETON
GLOBAL CURRENCY FUND

PERFORMANCE SUMMARY AS OF 10/31/00

One-year total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the Fund's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Total Return                  -11.39%
Net Asset Value (NAV)                  $10.03 (10/31/00)     $11.72 (10/31/99)
Change in NAV                          -$1.69
Distributions (11/1/99-10/31/00)       Dividend Income       $0.38


CLASS A: Subject to the current, maximum 2.25% initial sales charge. Prior to 8/3/98, Fund shares were offered at a higher initial sales charge; thus actual total returns would have been lower. Past expense waivers by the Fund's Investment Manager increased the Fund's total return.


During the fiscal year ended 10/31/00, the Fund recognized net foreign currency losses due to fluctuations in the value of its foreign currency-denominated securities and foreign currency holdings. Under the Internal Revenue Code, these losses reduce the Fund's investment income available for distribution to shareholders, which may cause all or a portion of the total distributions to be characterized as a return of capital at the Fund's year-end. In general, return-of-capital distributions are not taxable. Instead, they reduce the cost basis of your Fund shares, and affect the computation of a gain or loss when you sell your shares.

              Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                      INCEPTION
CLASS A                            1-YEAR      5-YEAR     10-YEAR     (6/27/86)
--------------------------------------------------------------------------------
Cumulative Total Return(1)         -9.99%      -5.34%     +30.65%      +100.26%
Average Annual Total Return(2)    -12.01%      -1.54%      +2.48%        +4.82%
Value of $10,000 Investment(3)     $8,799      $9,255     $12,772       $19,572

AS OF 10/31/00

SHARE CLASS                                                       A
--------------------------------------------------------------------------------
Distribution Rate(4)                                            3.70%
30-Day Standardized Yield(5)                                    5.92%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, maximum sales charge.

4. Distribution rate is based on an annualization of September's quarterly 9.5 cent per share dividend and the maximum offering price of $10.26 on 10/31/00.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 10/31/00.


Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

FRANKLIN TEMPLETON
GLOBAL CURRENCY FUND


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends.

AVERAGE ANNUAL TOTAL RETURN
10/31/00

CLASS A
--------------------------------------------------------------------------------
1-Year                                                          -13.38%
5-Year                                                           -2.12%
10-Year                                                          +1.94%
Since Inception (6/27/86)                                        +4.64%


GRAPHIC MATERIAL (1)
CLASS A (11/1/90-10/31/00)

This graph compares the performance of Franklin Templeton Global Currency Fund - Class A, as tracked by the growth in value of a $10,000 investment, to that of the J.P. Morgan 3 Month Global Cash Index from 11/1/90-10/31/00.


                            FRANKLIN TEMPLETON           JP MORGAN 3 MONTH
     DATE                  GLOBAL CURRENCY FUND          GLOBAL CASH INDEX*
------------------------------------------------------------------------------
    11/01/90                      $ 9,775                     $10,000
    11/30/90                      $ 9,785                     $10,084
    12/31/90                      $ 9,745                     $10,163
    01/31/91                      $ 9,895                     $10,395
    02/28/91                      $ 9,913                     $10,293
    03/31/91                      $ 9,708                     $ 9,628
    04/30/91                      $ 9,774                     $ 9,705
    05/31/91                      $ 9,749                     $ 9,668
    06/30/91                      $ 9,666                     $ 9,474
    07/31/91                      $ 9,865                     $ 9,786
    08/31/91                      $ 9,778                     $ 9,880
    09/30/91                      $ 9,907                     $10,320
    10/31/91                      $ 9,918                     $10,365
    11/30/91                      $10,067                     $10,613
    12/31/91                      $10,487                     $11,171
    01/31/92                      $10,198                     $10,835
    02/29/92                      $10,088                     $10,762
    03/31/92                      $10,087                     $10,786
    04/30/92                      $10,193                     $10,872
    05/31/92                      $10,475                     $11,186
    06/30/92                      $10,875                     $11,655
    07/31/92                      $11,044                     $11,947
    08/31/92                      $11,258                     $12,408
    09/30/92                      $11,302                     $12,008
    10/31/92                      $10,974                     $11,434
    11/30/92                      $10,890                     $11,009
    12/31/92                      $10,868                     $10,970
    01/31/93                      $10,906                     $11,026
    02/28/93                      $11,117                     $10,908
    03/31/93                      $11,346                     $11,218
    04/30/93                      $11,547                     $11,527
    05/31/93                      $11,702                     $11,550
    06/30/93                      $11,517                     $11,122
    07/31/93                      $11,585                     $10,878
    08/31/93                      $11,664                     $11,075
    09/30/93                      $11,667                     $11,240
    10/31/93                      $11,544                     $11,153
    11/30/93                      $11,523                     $11,035
    12/31/93                      $11,523                     $11,093
    01/31/94                      $11,807                     $11,277
    02/28/94                      $11,895                     $11,435
    03/31/94                      $11,849                     $11,633
    04/30/94                      $11,941                     $11,805
    05/31/94                      $12,094                     $11,883
    06/30/94                      $12,230                     $12,191
    07/31/94                      $12,132                     $12,244
    08/31/94                      $12,190                     $12,356
    09/30/94                      $12,257                     $12,619
    10/31/94                      $12,436                     $12,943
    11/30/94                      $12,341                     $12,629
    12/31/94                      $12,454                     $12,734
    01/31/95                      $12,507                     $12,903
    02/28/95                      $12,702                     $13,127
    03/31/95                      $13,330                     $13,698
    04/30/95                      $13,409                     $13,804
    05/31/95                      $13,380                     $13,776
    06/30/95                      $13,511                     $13,966
    07/31/95                      $13,406                     $14,184
    08/31/95                      $13,014                     $13,722
    09/30/95                      $13,068                     $14,050
    10/31/95                      $13,188                     $14,205
    11/30/95                      $13,035                     $14,095
    12/31/95                      $13,078                     $14,235
    01/31/96                      $12,889                     $13,933
    02/29/96                      $13,071                     $14,196
    03/31/96                      $13,151                     $14,248
    04/30/96                      $13,097                     $14,092
    05/31/96                      $13,175                     $14,178
    06/30/96                      $13,158                     $14,262
    07/31/96                      $13,276                     $14,539
    08/31/96                      $13,385                     $14,603
    09/30/96                      $13,277                     $14,442
    10/31/96                      $13,355                     $14,609
    11/30/96                      $13,454                     $14,585
    12/31/96                      $13,440                     $14,557
    01/31/97                      $12,920                     $13,938
    02/28/97                      $12,935                     $13,718
    03/31/97                      $13,044                     $13,827
    04/30/97                      $12,908                     $13,528
    05/31/97                      $13,156                     $13,779
    06/30/97                      $13,211                     $13,711
    07/31/97                      $13,019                     $13,283
    08/31/97                      $13,031                     $13,441
    09/30/97                      $13,085                     $13,652
    10/31/97                      $13,160                     $13,898
    11/30/97                      $12,908                     $13,627
    12/31/97                      $12,830                     $13,407
    01/31/98                      $12,841                     $13,360
    02/28/98                      $12,960                     $13,495
    03/31/98                      $12,915                     $13,349
    04/30/98                      $13,058                     $13,629
    05/31/98                      $13,045                     $13,579
    06/30/98                      $13,011                     $13,522
    07/31/98                      $13,044                     $13,574
    08/31/98                      $13,088                     $13,605
    09/30/98                      $13,503                     $14,214
    10/31/98                      $13,648                     $14,544
    11/30/98                      $13,463                     $14,344
    12/31/98                      $13,755                     $14,582
    01/31/99                      $13,698                     $14,417
    02/28/99                      $13,470                     $14,077
    03/31/99                      $13,521                     $14,021
    04/30/99                      $13,625                     $13,971
    05/31/99                      $13,487                     $13,823
    06/30/99                      $13,469                     $13,793
    07/31/99                      $13,643                     $14,203
    08/31/99                      $13,550                     $14,159
    09/30/99                      $13,743                     $14,357
    10/31/99                      $13,673                     $14,286
    11/30/99                      $13,439                     $13,960
    12/31/99                      $13,564                     $14,025
    01/31/00                      $13,199                     $13,788
    02/29/00                      $13,034                     $13,804
    03/31/00                      $13,241                     $13,761
    04/30/00                      $12,814                     $13,797
    05/31/00                      $12,825                     $13,847
    06/30/00                      $13,176                     $13,896
    07/31/00                      $12,829                     $13,950
    08/31/00                      $12,530                     $14,002
    09/30/00                      $12,370                     $14,052
    10/31/00                      $12,116                     $14,114

*Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index is designed to measure the performance of euro-currency deposits in 11 global markets.

              Past performance does not guarantee future results.

FRANKLIN TEMPLETON
HARD CURRENCY FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Hard Currency Fund seeks to protect against depreciation of the U.S. dollar relative to other currencies. The Fund seeks to achieve its goal by investing in high-quality money market instruments (and forward contracts) denominated in foreign Major Currencies (as defined in the Fund's prospectus) which historically have experienced low rates of inflation and which, in the view of the Investment Manager, follow economic policies conducive to continual low rates of inflation and currency appreciation versus the U.S. dollar over the long term.
--------------------------------------------------------------------------------

As you probably know, most of the total return of Franklin Templeton Hard Currency Fund is derived from interest paid by portfolio securities, and from changes in the U.S. dollar's value relative to the currencies of countries where the Fund invests. Because the Fund attempts to maintain almost 100% foreign currency exposure, it tends to perform better during periods of U.S. dollar weakness.

The 12 months under review proved to be a difficult period for U.S. dollar-based investors in the global currency markets, as the U.S. dollar stayed strong relative to other currencies. Within this environment, Franklin Templeton Hard Currency Fund - Class A posted a -13.42% 12-month cumulative total return, as shown in the Performance Summary on page 14. The Fund's


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 23.

[ASSET ALLOCATION PIE CHART]

ASSET ALLOCATION BY CURRENCY
Franklin Templeton Hard Currency Fund
Based on Total Net Assets
10/31/00

European Monetary Unit (euro) ........   33.1%
Swiss Franc ..........................   28.2%
Japanese Yen .........................   24.6%
New Zealand Dollar ...................   11.2%
U.S. Dollar ..........................    2.9%

benchmark, the J.P. Morgan 3 Month Global Cash Index, returned -1.21% during the same period.(1)

Over the course of the 12 months, we slightly changed the composition of the portfolio, primarily to take advantage of trends and opportunities we were seeing. On October 31, 2000, the portfolio had an exposure of 33.1% of total net assets to the euro, 28.2% to the Swiss Franc, 24.6% to the Japanese yen, 11.2% to the New Zealand dollar and 2.9% in cash.

Looking forward, we expect current market trends (i.e., U.S.-dollar strength) to continue, but we will look for opportunities to add currencies to the portfolio that offer long-term value given our assessment of the markets. We believe that fundamentals will again determine the behavior of the currency markets, and as such, the current levels in some of the depressed developed currencies of the world may offer an outstanding investment opportunity for long-term investors.

Of course, there are special considerations associated with global investing related to market, currency, economic, social and political factors, as discussed in the Fund's prospectus. Because a significant amount of the Fund's assets are denominated in foreign currencies, there is potential for significant gain or loss from currency exchange-rate fluctuations. A non-diversified foreign Fund may not be appropriate for all investors and should not be considered a complete investment program.

1. Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index is designed to measure the performance of euro-currency deposits in 11 global markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

This discussion reflects our views, opinions and portfolio holdings as of October 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

Please note that although the Fund's Statement of Investments on page 23 of this report indicates the Fund held 80.9% of its portfolio investments in U.S. dollar-denominated assets as of 10/31/00, its NET EXPOSURE to the U.S. dollar on that date was only 2.9%. The difference is explained by the Fund's holdings of forward currency exchange contracts (please see Note 6 in the Notes to Financial Statements on page 33 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market for a particular foreign currency is small or relatively illiquid.

FRANKLIN TEMPLETON
HARD CURRENCY FUND

PERFORMANCE SUMMARY AS OF 10/31/00

One-year total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
One-Year Total Return                -13.42%
Net Asset Value (NAV)                $8.02 (10/31/00)     $9.52 (10/31/99)
Change in NAV                        -$1.50
Distributions (11/1/99-10/31/00)     Dividend Income      $0.2400

ADVISOR CLASS
One-year Total Return                -13.22%
Net Asset Value (NAV)                $8.03 (10/31/00)     $9.53 (10/31/99)
Change in NAV                        -$1.50
Distributions (11/1/99-10/31/00)     Dividend Income      $0.2589

CLASS A: Subject to the current, maximum 2.25% initial sales charge. Prior to 8/3/98, Fund shares were offered at a higher initial sales charge; thus actual total returns would have been lower.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*Past expense reductions by the Fund's Investment Manager increased the Fund's total return.

During the fiscal year ended 10/31/00, the Fund recognized net foreign currency losses due to fluctuations in the value of its foreign currency-denominated securities and foreign currency holdings. Under the Internal Revenue Code, these losses reduce the Fund's investment income available for distribution to shareholders, which may cause all or a portion of the total distributions to be characterized as a return of capital at the Fund's year-end. In general, return-of-capital distributions are not taxable. Instead, they reduce the cost basis of your Fund shares, and affect the computation of a gain or loss when you sell your shares.


              Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00

                                                                       INCEPTION
CLASS A                              1-YEAR     5-YEAR     10-YEAR    (11/17/89)
--------------------------------------------------------------------------------
Cumulative Total Return(1)          -10.96%    -23.93%     +14.86%       +40.74%
Average Annual Total Return(2)      -12.96%     -5.75%      +1.16%        +2.98%
Value of $10,000 Investment(3)       $8,704     $7,436     $11,226       $13,755

                                                                       INCEPTION
ADVISOR CLASS(4)                     1-YEAR     5-YEAR     10-YEAR    (11/17/89)
--------------------------------------------------------------------------------
Cumulative Total Return(1)          -10.75%    -23.10%     +16.12%       +42.27%
Average Annual Total Return(2)      -10.75%     -5.12%      +1.51%        +3.30%
Value of $10,000 Investment(3)       $8,925     $7,690     $11,612       $14,227

AS OF 10/31/00

SHARE CLASS                                                    A         ADVISOR
--------------------------------------------------------------------------------
Distribution Rate(5)                                         2.93%         3.21%
30-Day Standardized Yield(6)                                 6.30%         6.73%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -16.77% and -4.78%.

5. Distribution rate is based on an annualization of the respective class's September quarterly dividend and the maximum offering price (net asset value for Advisor Class) per share on 10/31/00.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 10/31/00.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

FRANKLIN TEMPLETON
HARD CURRENCY FUND

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends.

AVERAGE ANNUAL TOTAL RETURN
10/31/00

CLASS A
--------------------------------------------------------------------------------
1-Year                                                            -15.38%
5-Year                                                             -6.52%
10-Year                                                            +0.35%
Since Inception (11/17/89)                                         +2.63%

GRAPHIC MATERIAL (2)
CLASS A (11/1/90 - 10/31/00)

This graph compares the performance of Franklin Templeton Hard Currency Fund - Class A, as tracked by the growth in value of a $10,000 investment, to that of the J.P. Morgan 3 Month Global Cash Index from 11/1/90-10/31/00.


    DATE                    FRANKLIN TEMPLETON                JP MORGAN 3 MONTH
                           HARD CURRENCY FUND -               GLOBAL CASH INDEX*
                                  CLASS A
--------------------------------------------------------------------------------
  11/01/90                        $ 9,776                          $10,000
  11/30/90                        $ 9,837                          $10,084
  12/31/90                        $ 9,844                          $10,163
  01/31/91                        $10,092                          $10,395
  02/28/91                        $ 9,917                          $10,293
  03/31/91                        $ 9,074                          $ 9,628
  04/30/91                        $ 9,203                          $ 9,705
  05/31/91                        $ 9,057                          $ 9,668
  06/30/91                        $ 8,834                          $ 9,474
  07/31/91                        $ 9,147                          $ 9,786
  08/31/91                        $ 9,225                          $ 9,880
  09/30/91                        $ 9,685                          $10,320
  10/31/91                        $ 9,716                          $10,365
  11/30/91                        $10,014                          $10,613
  12/31/91                        $10,659                          $11,171
  01/31/92                        $10,136                          $10,835
  02/29/92                        $ 9,940                          $10,762
  03/31/92                        $ 9,912                          $10,786
  04/30/92                        $ 9,976                          $10,872
  05/31/92                        $10,414                          $11,186
  06/30/92                        $10,940                          $11,655
  07/31/92                        $11,188                          $11,947
  08/31/92                        $11,699                          $12,408
  09/30/92                        $11,907                          $12,008
  10/31/92                        $11,222                          $11,434
  11/30/92                        $11,000                          $11,009
  12/31/92                        $10,898                          $10,970
  01/31/93                        $10,996                          $11,026
  02/28/93                        $11,124                          $10,908
  03/31/93                        $11,411                          $11,218
  04/30/93                        $11,682                          $11,527
  05/31/93                        $11,731                          $11,550
  06/30/93                        $11,377                          $11,122
  07/31/93                        $11,403                          $10,878
  08/31/93                        $11,422                          $11,075
  09/30/93                        $11,496                          $11,240
  10/31/93                        $11,343                          $11,153
  11/30/93                        $11,293                          $11,035
  12/31/93                        $11,405                          $11,093
  01/31/94                        $11,701                          $11,277
  02/28/94                        $11,934                          $11,435
  03/31/94                        $11,930                          $11,633
  04/30/94                        $12,105                          $11,805
  05/31/94                        $12,166                          $11,883
  06/30/94                        $12,605                          $12,191
  07/31/94                        $12,588                          $12,244
  08/31/94                        $12,676                          $12,356
  09/30/94                        $12,972                          $12,619
  10/31/94                        $13,284                          $12,943
  11/30/94                        $12,974                          $12,629
  12/31/94                        $13,127                          $12,734
  01/31/95                        $13,291                          $12,903
  02/28/95                        $13,665                          $13,127
  03/31/95                        $14,659                          $13,698
  04/30/95                        $14,699                          $13,804
  05/31/95                        $14,552                          $13,776
  06/30/95                        $14,755                          $13,966
  07/31/95                        $14,629                          $14,184
  08/31/95                        $13,755                          $13,722
  09/30/95                        $14,084                          $14,050
  10/31/95                        $14,174                          $14,205
  11/30/95                        $13,905                          $14,095
  12/31/95                        $13,995                          $14,235
  01/31/96                        $13,568                          $13,933
  02/29/96                        $13,768                          $14,196
  03/31/96                        $13,703                          $14,248
  04/30/96                        $13,388                          $14,092
  05/31/96                        $13,305                          $14,178
  06/30/96                        $13,343                          $14,262
  07/31/96                        $13,775                          $14,539
  08/31/96                        $13,724                          $14,603
  09/30/96                        $13,354                          $14,442
  10/31/96                        $13,324                          $14,609
  11/30/96                        $13,153                          $14,585
  12/31/96                        $13,013                          $14,557
  01/31/97                        $12,339                          $13,938
  02/28/97                        $12,112                          $13,718
  03/31/97                        $12,186                          $13,827
  04/30/97                        $11,888                          $13,528
  05/31/97                        $12,334                          $13,779
  06/30/97                        $12,172                          $13,711
  07/31/97                        $11,655                          $13,283
  08/31/97                        $11,750                          $13,441
  09/30/97                        $11,949                          $13,652
  10/31/97                        $12,222                          $13,898
  11/30/97                        $11,874                          $13,627
  12/31/97                        $11,657                          $13,407
  01/31/98                        $11,689                          $13,360
  02/28/98                        $11,805                          $13,495
  03/31/98                        $11,378                          $13,349
  04/30/98                        $11,542                          $13,629
  05/31/98                        $11,475                          $13,579
  06/30/98                        $11,312                          $13,522
  07/31/98                        $11,330                          $13,574
  08/31/98                        $11,569                          $13,605
  09/30/98                        $12,086                          $14,214
  10/31/98                        $12,762                          $14,544
  11/30/98                        $12,310                          $14,344
  12/31/98                        $12,805                          $14,582
  01/31/99                        $12,435                          $14,417
  02/28/99                        $12,115                          $14,077
  03/31/99                        $11,991                          $14,021
  04/30/99                        $11,805                          $13,971
  05/31/99                        $11,693                          $13,823
  06/30/99                        $11,556                          $13,793
  07/31/99                        $11,968                          $14,203
  08/31/99                        $11,880                          $14,159
  09/30/99                        $12,031                          $14,357
  10/31/99                        $11,956                          $14,286
  11/30/99                        $11,717                          $13,960
  12/31/99                        $11,731                          $14,025
  01/31/00                        $11,301                          $13,788
  02/29/00                        $11,137                          $13,804
  03/31/00                        $11,415                          $13,761
  04/30/00                        $10,919                          $13,797
  05/31/00                        $11,046                          $13,847
  06/30/00                        $11,391                          $13,896
  07/31/00                        $11,032                          $13,950
  08/31/00                        $10,776                          $14,002
  09/30/00                        $10,713                          $14,052
  10/31/00                        $10,352                          $14,114


              Past performance does not guarantee future results.

ADVISOR CLASS (11/1/90 - 10/31/00)**
GRAPHIC MATERIAL (3)

This graph compares the performance of Franklin Templeton Hard Currency Fund - Class A, as tracked by the growth in value of a $10,000 investment, to that of the J.P. Morgan 3 Month Global Cash Index from 11/1/90-10/31/00.

      DATE                 FRANKLIN TEMPLETON            JP MORGAN 3 MONTH
                          HARD CURRENCY FUND -           GLOBAL CASH INDEX*
                                 ADVISOR
--------------------------------------------------------------------------------
    11/01/90                     $10,000                      $10,000
    11/30/90                     $10,063                      $10,084
    12/31/90                     $10,070                      $10,163
    01/31/91                     $10,323                      $10,395
    02/28/91                     $10,144                      $10,293
    03/31/91                     $ 9,281                      $ 9,628
    04/30/91                     $ 9,414                      $ 9,705
    05/31/91                     $ 9,265                      $ 9,668
    06/30/91                     $ 9,036                      $ 9,474
    07/31/91                     $ 9,357                      $ 9,786
    08/31/91                     $ 9,436                      $ 9,880
    09/30/91                     $ 9,907                      $10,320
    10/31/91                     $ 9,938                      $10,365
    11/30/91                     $10,243                      $10,613
    12/31/91                     $10,903                      $11,171
    01/31/92                     $10,368                      $10,835
    02/29/92                     $10,168                      $10,762
    03/31/92                     $10,139                      $10,786
    04/30/92                     $10,204                      $10,872
    05/31/92                     $10,653                      $11,186
    06/30/92                     $11,190                      $11,655
    07/31/92                     $11,445                      $11,947
    08/31/92                     $11,967                      $12,408
    09/30/92                     $12,180                      $12,008
    10/31/92                     $11,480                      $11,434
    11/30/92                     $11,252                      $11,009
    12/31/92                     $11,148                      $10,970
    01/31/93                     $11,248                      $11,026
    02/28/93                     $11,379                      $10,908
    03/31/93                     $11,673                      $11,218
    04/30/93                     $11,950                      $11,527
    05/31/93                     $12,000                      $11,550
    06/30/93                     $11,638                      $11,122
    07/31/93                     $11,665                      $10,878
    08/31/93                     $11,684                      $11,075
    09/30/93                     $11,760                      $11,240
    10/31/93                     $11,603                      $11,153
    11/30/93                     $11,552                      $11,035
    12/31/93                     $11,666                      $11,093
    01/31/94                     $11,969                      $11,277
    02/28/94                     $12,207                      $11,435
    03/31/94                     $12,203                      $11,633
    04/30/94                     $12,382                      $11,805
    05/31/94                     $12,445                      $11,883
    06/30/94                     $12,893                      $12,191
    07/31/94                     $12,877                      $12,244
    08/31/94                     $12,966                      $12,356
    09/30/94                     $13,269                      $12,619
    10/31/94                     $13,588                      $12,943
    11/30/94                     $13,272                      $12,629
    12/31/94                     $13,428                      $12,734
    01/31/95                     $13,596                      $12,903
    02/28/95                     $13,978                      $13,127
    03/31/95                     $14,995                      $13,698
    04/30/95                     $15,036                      $13,804
    05/31/95                     $14,885                      $13,776
    06/30/95                     $15,093                      $13,966
    07/31/95                     $14,965                      $14,184
    08/31/95                     $14,070                      $13,722
    09/30/95                     $14,406                      $14,050
    10/31/95                     $14,498                      $14,205
    11/30/95                     $14,223                      $14,095
    12/31/95                     $14,316                      $14,235
    01/31/96                     $13,879                      $13,933
    02/29/96                     $14,084                      $14,196
    03/31/96                     $14,017                      $14,248
    04/30/96                     $13,695                      $14,092
    05/31/96                     $13,610                      $14,178
    06/30/96                     $13,648                      $14,262
    07/31/96                     $14,091                      $14,539
    08/31/96                     $14,039                      $14,603
    09/30/96                     $13,660                      $14,442
    10/31/96                     $13,630                      $14,609
    11/30/96                     $13,454                      $14,585
    12/31/96                     $13,311                      $14,557
    01/31/97                     $12,647                      $13,938
    02/28/97                     $12,405                      $13,718
    03/31/97                     $12,495                      $13,827
    04/30/97                     $12,180                      $13,528
    05/31/97                     $12,639                      $13,779
    06/30/97                     $12,487                      $13,711
    07/31/97                     $11,948                      $13,283
    08/31/97                     $12,046                      $13,441
    09/30/97                     $12,252                      $13,652
    10/31/97                     $12,532                      $13,898
    11/30/97                     $12,178                      $13,627
    12/31/97                     $11,957                      $13,407
    01/31/98                     $11,993                      $13,360
    02/28/98                     $12,113                      $13,495
    03/31/98                     $11,678                      $13,349
    04/30/98                     $11,860                      $13,629
    05/31/98                     $11,782                      $13,579
    06/30/98                     $11,317                      $13,522
    07/31/98                     $11,636                      $13,574
    08/31/98                     $11,894                      $13,605
    09/30/98                     $12,448                      $14,214
    10/31/98                     $13,143                      $14,544
    11/30/98                     $12,695                      $14,344
    12/31/98                     $13,209                      $14,582
    01/31/99                     $12,829                      $14,417
    02/28/99                     $12,499                      $14,077
    03/31/99                     $12,359                      $14,021
    04/30/99                     $12,180                      $13,971
    05/31/99                     $12,065                      $13,823
    06/30/99                     $11,907                      $13,793
    07/31/99                     $12,331                      $14,203
    08/31/99                     $12,241                      $14,159
    09/30/99                     $12,411                      $14,357
    10/31/99                     $12,333                      $14,286
    11/30/99                     $12,087                      $13,960
    12/31/99                     $12,106                      $14,025
    01/31/00                     $11,663                      $13,788
    02/29/00                     $11,493                      $13,804
    03/31/00                     $11,788                      $13,761
    04/30/00                     $11,276                      $13,797
    05/31/00                     $11,407                      $13,847
    06/30/00                     $11,769                      $13,896
    07/31/00                     $11,398                      $13,950
    08/31/00                     $11,133                      $14,002
    09/30/00                     $11,077                      $14,052
    10/31/00                     $10,705                      $14,114

AVERAGE ANNUAL TOTAL RETURN
10/31/00

ADVISOR CLASS**
--------------------------------------------------------------------------------
1-Year                                                             -13.22%
5-Year                                                              -5.89%
10-Year                                                             +0.68%
Since Inception (11/17/89)                                          +2.95%

*Source: J.P. Morgan. The J.P. Morgan 3 Month Global Cash Index is designed to measure the performance of euro-currency deposits in 11 global markets.

**Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.

Past performance does not guarantee future results.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Highlights

FRANKLIN TEMPLETON GLOBAL CURRENCY FUND

                                                                                   YEAR ENDED OCTOBER 31,
                                                         --------------------------------------------------------------------------
                                                           2000            1999            1998            1997            1996
                                                         --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a)
(For a share outstanding throughout the year)
Net asset value, beginning of year ...............       $  11.72        $  12.06        $  12.10        $  12.80        $  13.67
                                                         --------------------------------------------------------------------------
Income from investment operations:
 Net investment income ...........................            .50             .41             .50             .49             .69
 Net realized and unrealized losses ..............          (1.81)           (.39)           (.07)           (.68)           (.54)
                                                         --------------------------------------------------------------------------
Total from investment operations .................          (1.31)            .02             .43            (.19)            .15
                                                         --------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................             --            (.16)           (.28)             --            (.71)
 Tax return of capital ...........................           (.38)           (.20)           (.19)           (.51)           (.31)
                                                         --------------------------------------------------------------------------
Total distributions ..............................           (.38)           (.36)           (.47)           (.51)          (1.02)
                                                         --------------------------------------------------------------------------
Net asset value, end of year .....................       $  10.03        $  11.72        $  12.06        $  12.10        $  12.80
                                                         ==========================================================================

Total Return* ....................................         (11.39)%           .18%           3.71%          (1.46)%          1.27%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................       $ 18,117        $ 27,173        $ 33,703        $ 41,795        $ 50,773
Ratios to average net assets:
 Expenses ........................................           1.25%           1.13%           1.19%           1.10%            .99%
 Net investment income ...........................           4.52%           3.44%           4.08%           4.01%           4.30%
Portfolio turnover rate ..........................          37.79%            .00%            .00%            .00%            .00%


*Total return does not reflect sales commissions.

(a)Based on average weighted shares outstanding effective year ended October 31, 1999.

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000

                                                                                            PRINCIPAL
   FRANKLIN TEMPLETON GLOBAL CURRENCY FUND                                                    AMOUNT*                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   FOREIGN GOVERNMENT SECURITIES - FLOATING RATE NOTE (COST $2,728,125) 9.9%
   Government of Spain, FRN, 4.6513%, 6/29/02 ........................................       2,121,861 EUR           $ 1,798,313
                                                                                                                    ------------
   SHORT TERM INVESTMENTS 83.4%
   CORPORATE BONDS 67.0%
   Abbey National Treasury Services PLC, 5.00%, 12/12/00 .............................         150,000 EUR               127,166
   ABN Amro Bank NV:
      5.50%, 1/08/01 .................................................................         702,000                   699,192
      Series 12, 6.50%, 5/22/01 ......................................................         200,000                   199,400
   Bank Nederlandse Gemeenten:
      4.375%, 1/30/01 ................................................................          66,468 EUR                56,254
      Series 55, 4.50%, 7/02/01 ......................................................          76,694 EUR                64,638
   Bankers Trust Corp., Series A, 6.74%, 3/16/01 .....................................         330,000                   330,182
   Bayerische Hypotheken Wechselbank AG, 6.25%, 11/30/00 .............................         447,000                   446,777
   Bayerische Landesbank Girozen, 6.75%, 12/29/00 ....................................         650,000 CAD               425,907
   Bayerische Vereinsbank AG, Series 220, 7.00%, 5/14/01 .............................         300,000                   299,940
   CS First Boston Inc., Series 231, 7.25%, 4/30/01 ..................................         300,000                   300,210
   Deutsche Telekom International Finance NV, FRN, 4.641%, 11/02/00 ..................       1,000,000 EUR               847,689
   Dresdner Finance BV, 5.25%, 1/11/01 ...............................................         568,000 EUR               481,775
   General Electric Capital Corp.:
      2.50%, 12/15/00 ................................................................         299,495 EUR               253,027
      5.50%, 1/16/01 .................................................................         350,000                   348,845
      5.25%, 2/05/01 .................................................................       1,222,000 AUD               630,679
      6.25%, 2/13/01 .................................................................         238,000                   237,369
   JP Morgan & Co. Inc., Series A, 6.25%, 3/15/01 ....................................         250,000                   249,593
   KFW International Finance Inc.:
      5.75%, 12/01/00 ................................................................         900,000                   898,965
      5.00%, 12/29/00 ................................................................         108,907 EUR                92,229
   Merrill Lynch & Co. Inc., 6.00%, 1/15/01 ..........................................         165,000                   164,670
   Minnesota Mining & Manufacturing Co., 6.625%, 4/30/01 .............................         365,000                   364,288
   Morgan Guaranty & Trust Co., 6.375%, 3/26/01 ......................................         200,000                   199,510
   Natexis SA, 6.00%, 11/06/00 .......................................................         200,000                   199,990
   National Australia Bank Ltd., 5.50%, 12/18/00 .....................................         502,000 NZD               198,900
   Rabobank Nederland NV:
      5.625%, 11/21/00 ...............................................................         383,469 EUR               325,126
      Series 225, 6.25%, 1/30/01 .....................................................         204,000                   203,572
      4.25% 2/14/01 ..................................................................         102,258 EUR                86,388
      6.00%, 3/12/01 .................................................................         333,000                   331,785
   State Bank New South Wales, 6.50%, 11/30/00 .......................................         429,000 AUD               222,208
   Toyota Credit Puerto Rico, zero cpn., 11/17/00 ....................................       1,000,000                   996,931
   Toyota Finance Australia, Series 10, 7.25%, 12/18/00 ..............................         135,000 NZD                53,547
   Toyota Motor Credit Corp., 6.50%, 5/29/01 .........................................         400,000                   398,760
   Transamerica Financial Corp., Series D, 6.05%, 11/22/00 ...........................         313,000                   312,703
   Unilever NV, 6.00%, 1/05/01 .......................................................         400,000                   399,160
   Westpac Banking Corp., FRN, 6.7588%, 7/30/01 ......................................         700,000                   699,755
                                                                                                                    ------------
   TOTAL CORPORATE BONDS (COST $12,534,031) ..........................................                                12,147,130
                                                                                                                    ------------

FRANKLIN TEMPLETON GLOBAL TRUST
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)


                                                                                            PRINCIPAL
   FRANKLIN TEMPLETON GLOBAL CURRENCY FUND                                                    AMOUNT*                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 4.9%
   Asian Development Bank, 8.50%, 5/02/01 ............................................       $ 200,000                  $201,553
   European Bank for Reconstruction & Development, 4.875%, 2/28/01 ...................          61,355 EUR                51,903
   Kingdom of Sweden, 5.75%, 3/26/01 .................................................         250,000                   248,950
   New South Wales Treasury Corp., 7.25%, 11/20/00 ...................................         250,000 NZD                99,272
   Republic of Argentina, Series B, zero cpn., 4/15/01 ...............................         168,000                   163,044
   Tennessee Valley Authority, 6.00%, 11/01/00 .......................................         114,000                   114,000
                                                                                                                     -----------
   TOTAL GOVERNMENT SECURITIES (COST $891,212) .......................................                                   878,722
                                                                                                                     -----------
   U.S. GOVERNMENT AGENCIES 11.5%
   Fannie Mae, 5.37% to 5.55%, with maturities to 4/05/01 ............................         400,000                   398,692
   Federal Farm Credit Bank, 5.54%, 1/22/01 ..........................................         500,000                   498,998
   Federal Home Loan Bank, zero cpn. to 6.125%, with maturities to 9/17/01............       1,050,000                 1,042,018
   Federal Home Loan Mortgage Corp., 5.480% to 6.745%, with maturities to 8/01/01.....         150,000                   149,954
                                                                                                                     -----------
   TOTAL U.S. GOVERNMENT AGENCIES (COST $2,088,342) ..................................                                 2,089,662
                                                                                                                     -----------
   TOTAL SHORT TERM INVESTMENTS (COST $15,513,585) ...................................                                15,115,514
                                                                                                                     -----------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $18,241,710) ..................                                16,913,827
                                                                                                                     -----------
(a)REPURCHASE AGREEMENT (COST $880,000) 4.9%
   Lehman Brothers Inc., 6.55%, 11/01/00 (Maturity Value $880,160)
      Collateralized by U.S. Treasury Notes and Bonds ................................         880,000                   880,000
                                                                                                                     -----------
   TOTAL INVESTMENTS (COST $19,121,710) 98.2% ........................................                                17,793,827
   NET EQUITY IN FORWARD CONTRACTS (.7%) .............................................                                 (121,572)
   OTHER ASSETS, LESS LIABILITIES 2.5% ...............................................                                   444,366
                                                                                                                     -----------
   TOTAL NET ASSETS 100.0% ...........................................................                               $18,116,621
                                                                                                                     ===========

CURRENCY ABBREVIATIONS:

AUD  -   Australian Dollar
CAD  -   Canadian Dollar
EUR  -   European Unit
NZD  -   New Zealand Dollar

*Securities denominated in U.S. dollars unless otherwise indicated.

(a)At October 31, 2000, all repurchase agreements held by the fund had been entered into on the last business day of the month.

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Highlights

FRANKLIN TEMPLETON HARD CURRENCY FUND

                                                                                          CLASS A
                                                        ----------------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                        ----------------------------------------------------------------------------
                                                          2000            1999            1998            1997             1996
                                                        ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a)
(For a share outstanding throughout the year)
Net asset value, beginning of year ...............      $   9.52        $  10.39        $  10.28        $  11.64        $   13.09
                                                        ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income ...........................           .42             .30             .30             .37              .57
 Net realized and unrealized gains (losses) ......         (1.68)           (.95)            .12           (1.33)           (1.34)
                                                        ----------------------------------------------------------------------------
Total from investment operations .................         (1.26)           (.65)            .42            (.96)            (.77)
                                                        ----------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................            --              --            (.25)             --             (.06)
 Tax return of capital ...........................          (.24)           (.22)           (.06)           (.40)            (.62)
                                                        ----------------------------------------------------------------------------
Total distributions ..............................          (.24)           (.22)           (.31)           (.40)            (.68)
                                                        ----------------------------------------------------------------------------
Net asset value, end of year .....................      $   8.02        $   9.52        $  10.39        $  10.28        $   11.64
                                                        ============================================================================
Total Return* ....................................        (13.42)%         (6.23)%          4.33%          (8.28)%          (5.99)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................      $ 33,580        $ 56,381        $ 68,902        $ 91,976        $ 124,666
Ratios to average net assets:
 Expenses ........................................          1.29%           1.09%           1.35%           1.13%            1.10%
 Net investment income ...........................          4.73%           3.08%           3.07%           3.53%            4.50%
Portfolio turnover rate ..........................         54.69%            .00%          96.41%           2.68%             .00%

*Total return does not reflect sales commissions.

(a)Based on average weighted shares outstanding effective year ended October 31, 1998.

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Highlights (continued)

FRANKLIN TEMPLETON HARD CURRENCY FUND (CONT.)

                                                                                         ADVISOR CLASS
                                                                  ---------------------------------------------------------------
                                                                                     YEAR ENDED OCTOBER 31,
                                                                  ---------------------------------------------------------------
                                                                     2000             1999             1998             1997+
                                                                  ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a)
(For a share outstanding throughout the year)
Net asset value, beginning of year .........................      $    9.53        $   10.41        $   10.28        $   11.28
                                                                  ---------        ---------        ---------        ---------
Income from investment operations:
 Net investment income .....................................            .37              .35              .33              .34
 Net realized and unrealized gains (losses) ................          (1.61)            (.99)             .14            (1.00)
                                                                  ---------        ---------        ---------        ---------
Total from investment operations ...........................          (1.24)            (.64)             .47             (.66)
                                                                  ---------        ---------        ---------        ---------
Less distributions from:
 Net investment income .....................................             --               --             (.28)              --
 Tax return of capital .....................................           (.26)            (.24)            (.06)            (.34)
                                                                  ---------        ---------        ---------        ---------
Total distributions ........................................           (.26)            (.24)            (.34)            (.34)
                                                                  ---------        ---------        ---------        ---------
Net asset value, end of year ...............................      $    8.03        $    9.53        $   10.41        $   10.28
                                                                  =========        =========        =========        =========
Total Return* ..............................................         (13.22)%          (6.17)%           4.89%           (5.84)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ............................      $      75        $   3,827        $   3,343        $     249
Ratios to average net assets:
 Expenses ..................................................           1.06%             .99%            1.01%             .94%**
 Net investment income .....................................           4.13%            3.54%            3.29%            3.67%**
Portfolio turnover rate ....................................          54.69%             .00%           96.41%            2.68%

*Total return is not annualized.

**Annualized.

+For the period January 2, 1997 (effective date) through October 31, 1997.

(a)Based on average weighted shares outstanding effective year ended October 31, 1999.


                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000

                                                                             PRINCIPAL
FRANKLIN TEMPLETON HARD CURRENCY FUND                                          AMOUNT*                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS 79.7%
Abbey National Treasury Services PLC, 5.00%, 12/12/00 ................         350,000 EUR                  $  296,720
ABN Amro Bank NV:
   5.50%, 1/08/01 ....................................................       1,000,000                         996,000
   Series 12, 6.50%, 5/22/01 .........................................         366,000                         364,902
American Express Co., zero cpn., 12/12/00 ............................         295,000                         292,773
Associates Corp. of North America, 5.85%, 1/15/01 ....................         300,000                         299,162
AT&T Corp., 6.75%, 6/01/01 ...........................................       1,792,000                       1,788,685
Bankers Trust Corp., Series A, 6.74%, 3/16/01 ........................         670,000                         670,369
Bayerische Hypotheken Wechselbank AG:
   6.25%, 11/30/00 ...................................................         446,000                         445,777
   Series 18, 6.375%, 12/29/00 .......................................       1,179,000                       1,177,585
Bayerische Vereinsbank AG:
   6.25%, 1/29/01 ....................................................         211,000                         210,346
   Series 220, 7.00%, 5/14/01 ........................................         700,000                         699,860
Chase Manhattan Corp., FRN, Series C, 6.94%, 11/22/00 ................         200,000                         200,010
Commerzbank Overseas Finance NV, FRN, 6.6338%, 1/30/01 ...............          88,000                          87,956
Deutsche Telekom International Finance NV, FRN, 4.641%, 11/02/00 .....       3,000,000 EUR                   2,543,068
Dresdner Finance BV, 5.25%, 1/11/01 ..................................       1,161,000 EUR                     984,754
General Electric Capital Corp.:
   2.50%, 12/15/00 ...................................................         476,469 EUR                     402,543
   5.50%, 1/16/01 ....................................................       1,687,000                       1,681,433
   6.25%, 2/13/01 ....................................................         484,000                         482,717
General Motors Acceptance Corp., 5.625%, 2/15/01 .....................         301,000                         299,851
Hypothekenbank In Essen AG, FRN, 5.0194%, 1/12/01 ....................       1,022,584 EUR                     866,570
International Lease Finance Corp., 6.59%, 12/01/00 ...................         400,000                         400,069
JP Morgan & Co. Inc., Series A, 6.25%, 3/15/01 .......................         350,000                         349,430
KFW International Finance Inc., 5.75%, 12/01/00 ......................         300,000                         299,655
McDonald's Corp., 5.25%, 5/21/01 .....................................         178,952 EUR                     151,506
Morgan Guaranty & Trust Co., 6.375%, 3/26/01 .........................         250,000                         249,388
Morgan Stanley Dean Witter & Co.:
    FRN, 6.9375%, 2/06/01 ............................................         180,000                         180,101
   9.375%, 6/15/01 ...................................................         300,000                         304,427
Natexis SA, 6.00%, 11/06/00 ..........................................         400,000                         399,980
Rabobank Nederland NV:
   5.625%, 11/21/00 ..................................................         639,115 EUR                     541,877
   4.25% 2/14/01 .....................................................         127,823 EUR                     107,985
   4.25%, 7/30/01 ....................................................         204,517 EUR                     171,953
Rheinische Hypothekenbank Finance NV, 4.50%, 5/14/01 .................         127,823 EUR                     107,823
Siemens Capital Corp., 4.50%, 2/05/01 ................................       1,294,000                       1,285,330
Siemens Western Finance NV, zero cpn., 6/20/01 .......................         240,000                         229,956
Sudwestdeutsche Landesbank, 5.875%, 3/19/01 ..........................         470,000                         468,091
Toronto Dominion Bank, 6.00%, 4/09/01 ................................         373,000                         371,452
Toyota Credit Puerto Rico, zero cpn., 11/17/00 .......................       2,000,000                       1,993,862
Toyota Motor Credit Corp., 6.50%, 5/29/01 ............................         520,000                         518,388
Travelers Group Inc., 7.25%, 5/01/01 .................................         250,000                         250,534

FRANKLIN TEMPLETON GLOBAL TRUST
STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (CONT.)

                                                                                 PRINCIPAL
FRANKLIN TEMPLETON HARD CURRENCY FUND                                              AMOUNT*                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONT.)
Unilever NV:
   6.00%, 1/05/01 ........................................................      $  1,575,000                         $  1,571,693
   6.625%, 5/29/01 .......................................................           770,000                              768,460
Westpac Banking Corp., FRN, 6.7588%, 7/30/01 .............................         1,300,000                            1,299,545
                                                                                                                     ------------
TOTAL CORPORATE BONDS (COST $27,666,252) .................................                                             26,812,586
                                                                                                                     ------------
GOVERNMENT SECURITIES 6.9%

Asian Development Bank, 8.50%, 5/02/01 ...................................           360,000                              362,795
European Investment Bank, 5.375%, 1/26/01 ................................           442,000                              439,933
Government of Canada, 5.50%, 1/30/01 .....................................           348,000                              346,921
Kingdom of Belgium, 5.375%, 2/28/01 ......................................           380,000                              377,782
Kingdom of Sweden:
   6.25%, 12/04/00 .......................................................           100,000                               99,930
   5.00%, 2/08/01 ........................................................           143,162 EUR                          121,211
New South Wales Treasury Corp., 7.25%, 11/20/00 ..........................           365,000 NZD                          144,938
Government of Italy, 6.00%, 1/10/01 ......................................           200,000                              199,630
Tennessee Valley Authority, 6.00%, 11/01/00 ..............................           230,000                              230,000
                                                                                                                     ------------
TOTAL GOVERNMENT SECURITIES (COST $2,339,892) ............................                                              2,323,140
                                                                                                                     ------------
U.S. GOVERNMENT AGENCIES 11.4%

Fannie Mae, 4.95% to 5.55%, with maturities to 1/17/01 ...................           590,000                              589,055
Federal Farm Credit Bank, 5.54%, 1/22/01 .................................         1,500,000                            1,496,994
Federal Home Loan Bank, 5.150% to 6.125%, with maturities to 9/24/01 .....         1,505,000                            1,495,727
Federal Home Loan Mortgage Corp., 5.865%, 7/16/01 ........................           250,000                              248,672
                                                                                                                     ------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $3,828,364) .........................                                              3,830,448
                                                                                                                     ------------
TOTAL INVESTMENTS (COST $33,834,508) 98.0% ...............................                                             32,966,174
NET EQUITY IN FORWARD CONTRACTS (.7%) ....................................                                               (218,529)
OTHER ASSETS, LESS LIABILITIES 2.7% ......................................                                                907,058
                                                                                                                     ------------
TOTAL NET ASSETS 100.0% ..................................................                                           $ 33,654,703
                                                                                                                     ============

CURRENCY ABBREVIATIONS:
EUR  -   European Unit
NZD  -   New Zealand Dollar

*Securities denominated in U.S. dollars unless otherwise indicated.

                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2000

                                                                                                   FRANKLIN            FRANKLIN
                                                                                               TEMPLETON GLOBAL     TEMPLETON HARD
                                                                                                CURRENCY FUND       CURRENCY FUND
                                                                                               -----------------------------------
Assets:
 Investments in securities:
  Cost .....................................................................................      $ 18,241,710       $ 33,834,508
                                                                                               ===================================
  Value ....................................................................................        16,913,827         32,966,174
  Repurchase agreement, at value and cost ..................................................           880,000                 --
 Cash ......................................................................................            10,591            136,834
 Receivables:
  Beneficial shares sold ...................................................................            20,000                 --
  Interest .................................................................................           474,126            892,754
 Unrealized gain on forward exchange contracts (Note 6) ....................................            12,028             59,977
                                                                                               -----------------------------------
      Total assets .........................................................................        18,310,572         34,055,739
                                                                                               -----------------------------------
Liabilities:
 Payables:
  Beneficial shares redeemed ...............................................................            10,000             24,632
  To affiliates ............................................................................            24,847             53,327
  To shareholders ..........................................................................             5,208              2,816
 Unrealized loss on forward exchange contracts (Note 6) ....................................           133,600            278,506
 Accrued expenses ..........................................................................            20,296             41,755
                                                                                               -----------------------------------
      Total liabilities ....................................................................           193,951            401,036
                                                                                               -----------------------------------
Net assets, at value .......................................................................      $ 18,116,621       $ 33,654,703
                                                                                               ===================================
Net assets consist of:
 Undistributed net investment income .......................................................      $     85,551       $    218,528
 Net unrealized depreciation ...............................................................        (1,459,474)        (1,092,747)
 Accumulated net realized loss .............................................................          (358,340)        (1,531,836)
 Beneficial shares .........................................................................        19,848,884         36,060,758
                                                                                               -----------------------------------
Net assets, at value .......................................................................      $ 18,116,621       $ 33,654,703
                                                                                               ===================================


                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
OCTOBER 31, 2000

                                                                                                 FRANKLIN           FRANKLIN
                                                                                              TEMPLETON GLOBAL    TEMPLETON HARD
                                                                                                CURRENCY FUND     CURRENCY FUND
                                                                                              ----------------------------------
CLASS A:
 Net asset value ...............................................................                $18,116,621      $   33,580,346
                                                                                                ===============================
 Shares outstanding ............................................................                  1,806,953           4,186,862
                                                                                                ===============================
 Net asset value per share .....................................................                $     10.03      $         8.02
                                                                                                ===============================
 Maximum offering price per share (Net asset value per share / 97.75%) .........                $     10.26      $         8.20
                                                                                                ===============================

ADVISOR CLASS:
 Net asset value ...............................................................                                 $       74,357
                                                                                                                 ==============
 Shares outstanding ............................................................                                          9,263
                                                                                                                 ==============
 Net asset value and maximum offering price per share ..........................                                 $         8.03
                                                                                                                 ==============


                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                                             FRANKLIN          FRANKLIN
                                                                                         TEMPLETON GLOBAL   TEMPLETON HARD
                                                                                          CURRENCY FUND     CURRENCY FUND
                                                                                         ---------------------------------
Interest Income .....................................................................      $ 1,184,793       $ 2,414,192
                                                                                         ---------------------------------
Expenses:
 Management fees (Note 3) ...........................................................          133,575           261,328
 Distribution fees - Class A (Note 3) ...............................................           42,110            93,585
 Transfer agent fees (Note 3) .......................................................           36,500            94,700
 Custodian fees .....................................................................            2,750             4,300
 Reports to shareholders ............................................................            3,600             6,000
 Registration and filing fees .......................................................           15,300            19,900
 Professional fees ..................................................................           12,200            20,160
 Trustees' fees and expenses ........................................................            9,700            17,100
 Other ..............................................................................              144               831
                                                                                         ---------------------------------
      Total expenses ................................................................          255,879           517,904
                                                                                         ---------------------------------
       Net investment income ........................................................          928,914         1,896,288
                                                                                         ---------------------------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments .......................................................................         (959,086)         (878,681)
  Foreign currency transactions .....................................................       (1,708,050)       (6,615,904)
                                                                                         ---------------------------------
      Net realized loss .............................................................       (2,667,136)       (7,494,585)
 Net unrealized appreciation (depreciation) on:
  Investments .......................................................................         (668,480)         (815,961)
  Translation of assets and liabilities denominated in foreign currencies ...........           (9,972)          464,137
                                                                                         ---------------------------------
      Net unrealized depreciation ...................................................         (678,452)         (351,824)
                                                                                         ---------------------------------
Net realized and unrealized loss ....................................................       (3,345,588)       (7,846,409)
                                                                                         ---------------------------------
Net decrease in net assets resulting from operations ................................      $(2,416,674)      $(5,950,121)
                                                                                         =================================


                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2000 AND 1999

                                                                          FRANKLIN TEMPLETON               FRANKLIN TEMPLETON
                                                                         GLOBAL CURRENCY FUND              HARD CURRENCY FUND
                                                                     --------------------------------------------------------------
                                                                         2000            1999            2000              1999
                                                                     --------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .........................................    $   928,914     $ 1,044,762     $  1,896,288     $  1,889,456
  Net realized loss from investments and foreign
    currency transactions .......................................     (2,667,136)       (628,517)      (7,494,585)      (5,891,225)
  Net unrealized depreciation on investments and
    translation of assets and liabilities denominated
    in foreign currencies .......................................       (678,452)       (418,533)        (351,824)        (400,035)
                                                                     --------------------------------------------------------------
      Net decrease in net assets resulting
        from operations .........................................     (2,416,674)         (2,288)      (5,950,121)      (4,401,804)
 Distributions to shareholders from:
  Net investment income:
   Class A ......................................................             --        (401,698)              --               --
  Tax return of capital:
   Class A ......................................................       (690,154)       (512,429)      (1,070,126)      (1,360,702)
   Advisor Class ................................................             --              --           (1,117)         (33,846)
                                                                     --------------------------------------------------------------
 Total distributions to shareholders ............................       (690,154)       (914,127)      (1,071,243)      (1,394,548)
 Beneficial share transactions (Note 2):
  Class A .......................................................     (5,949,209)     (5,614,253)     (15,855,956)      (6,982,082)
  Advisor Class .................................................             --              --       (3,675,617)         740,853
                                                                     --------------------------------------------------------------
 Total beneficial share transactions ............................     (5,949,209)     (5,614,253)     (19,531,573)      (6,241,229)
      Net decrease in net assets ................................     (9,056,037)     (6,530,668)     (26,552,937)     (12,037,581)
Net assets:
 Beginning of year ..............................................     27,172,658      33,703,326       60,207,640       72,245,221
                                                                     --------------------------------------------------------------
 End of year ....................................................    $18,116,621     $27,172,658     $ 33,654,703     $ 60,207,640
                                                                     ==============================================================
Undistributed net investment income included in net assets:
  End of year ...................................................    $    85,551     $   156,654     $    218,528     $    565,457
                                                                     ==============================================================


                       See notes to financial statements.

FRANKLIN TEMPLETON GLOBAL TRUST

Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Global Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company, consisting of two funds (the Funds). The Funds and their investment policies are:

Franklin Templeton Global Currency Fund - The Global Currency Fund seeks to maximize total return, through a combination of interest income and currency gains, by investing in interest-earning money market instruments, at least 65% of which will be denominated in three or more major currencies, including the U.S. dollar.

Franklin Templeton Hard Currency Fund - The Hard Currency Fund seeks to protect shareholders against depreciation of the U.S. dollar relative to other currencies by investing in high-quality, interest-bearing money market instruments (and forward contracts), denominated in those major currencies which historically have experienced low rates of inflation, and which are currently pursuing economic policies conducive to continued low rates of inflation and currency appreciation versus the U.S. dollar over the long term.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Funds purchase or sell foreign securities they will customarily enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (continued)


1. SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. FORWARD EXCHANGE CONTRACTS:

The Funds may enter into forward exchange contracts to obtain an investment result that is substantially equal to a direct investment in a foreign currency denominated instrument and to hedge against foreign exchange risks. These contracts are valued daily and the Funds' equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Funds. Interest income and estimated expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Hard Currency Fund offers two classes of shares: Class A shares and Advisor Class shares. The shares differ by their initial sales load, distribution fees, voting rights affecting a single class and the exchange privilege of each class. The Global Currency Fund offers one class of shares.

At October 31, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                                      FRANKLIN TEMPLETON                FRANKLIN TEMPLETON
                                                                     GLOBAL CURRENCY FUND               HARD CURRENCY FUND
                                                                  --------------------------------------------------------------
                                                                    SHARES          AMOUNT            SHARES          AMOUNT
                                                                  --------------------------------------------------------------
CLASS A SHARES:
Year ended October 31, 2000
 Shares sold ...............................................         660,736     $  7,037,319        2,415,178     $ 21,265,810
 Shares issued on reinvestment of distributions ............          57,362          625,964          102,168          896,347
 Shares redeemed ...........................................      (1,230,373)     (13,612,492)      (4,251,323)     (38,018,113)
                                                                  --------------------------------------------------------------
 Net decrease ..............................................        (512,275)    $ (5,949,209)      (1,733,977)    $(15,855,956)
                                                                  ==============================================================

FRANKLIN TEMPLETON GLOBAL TRUST

2. BENEFICIAL SHARES (CONT.)

                                                                      FRANKLIN TEMPLETON                FRANKLIN TEMPLETON
                                                                     GLOBAL CURRENCY FUND               HARD CURRENCY FUND
                                                                    ------------------------------------------------------------
                                                                     SHARES         AMOUNT             SHARES         AMOUNT
                                                                    ------------------------------------------------------------
CLASS A SHARES (CONT.):
Year ended October 31, 1999
 Shares sold ...............................................         306,502     $  3,656,450        3,830,083     $ 37,015,865
 Shares issued on reinvestment of distributions ............          69,321          815,970          114,866        1,109,814
 Shares redeemed ...........................................        (851,652)     (10,086,673)      (4,653,269)     (45,107,761)
                                                                    ------------------------------------------------------------
 Net decrease ..............................................        (475,829)    $ (5,614,253)        (708,320)    $ (6,982,082)
                                                                    ============================================================
ADVISOR CLASS SHARES:
Year ended October 31, 2000
 Shares sold ...............................................                                             5,486     $     45,937
 Shares issued on reinvestment of distributions ............                                                71              612
 Shares redeemed ...........................................                                          (397,985)      (3,722,166)
                                                                                                    ----------------------------
 Net decrease ..............................................                                          (392,428)    $ (3,675,617)
                                                                                                    ============================
Year ended October 31, 1999
 Shares sold ...............................................                                         1,079,073     $ 10,696,244
 Shares issued on reinvestment of distributions ............                                             3,351           31,952
 Shares redeemed ...........................................                                        (1,001,828)      (9,987,343)
                                                                                                    ----------------------------
 Net increase ..............................................                                            80,596     $    740,853
                                                                                                    ============================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds' investment manager, principal underwriter and transfer agent, respectively.

Global Currency Fund and Hard Currency Fund pay an investment management fee to Advisers of 0.65% per year of the average daily net assets of each Fund. Under a subadvisory agreement, Templeton Investment Counsel, Inc., a wholly owned subsidiary of Franklin Resources, Inc., provides subadvisory services to the Funds and receives from Advisers fees of 0.25% per year based on the aggregate average daily net assets of each Fund.

The Global Currency Fund reimburses Distributors up to 0.45% per year of the Fund's average daily net assets for costs incurred in marketing the Fund's shares. The Hard Currency Fund reimburses Distributors up to 0.45% per year of the Fund's average daily net assets of Class A shares for costs incurred in marketing the Fund's Class A shares.

Distributors received net commissions on sales of Fund shares, and paid commissions to other dealers for the year ended October 31, 2000 as follows:

                                          FRANKLIN               FRANKLIN
                                          TEMPLETON              TEMPLETON
                                           GLOBAL                  HARD
                                        CURRENCY FUND          CURRENCY FUND
                                        ------------------------------------
Total commissions received ..........        $4,970                $23,459
Paid to other dealers ...............        $6,285                $20,631

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (continued)


4. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At October 31, 2000, the net unrealized depreciation based on the cost of investments for income tax purposes were as follows:

                                              FRANKLIN            FRANKLIN
                                              TEMPLETON          TEMPLETON
                                                GLOBAL              HARD
                                             CURRENCY FUND      CURRENCY FUND
                                             --------------------------------
Unrealized appreciation .............         $    12,517         $  11,317
Unrealized depreciation .............          (1,340,400)         (879,651)
                                             --------------------------------
Net unrealized depreciation .........         $(1,327,883)        $(868,334)
                                             ================================



Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

At October 31, 2000, the Funds had tax basis capital losses which may be carried over to offset future capital gains as follows:

                                                  FRANKLIN           FRANKLIN
                                                  TEMPLETON         TEMPLETON
                                                    GLOBAL             HARD
                                                CURRENCY FUND     CURRENCY FUND
                                                --------------------------------
Capital loss carryovers expiring in:
 2001 ..........................................   $ 35,182        $  184,573
 2002 ..........................................         --               271
 2003 ..........................................    173,253           112,254
 2004 ..........................................     77,143         1,047,201
 2005 ..........................................     54,060           162,309
 2006 ..........................................      1,347                --
 2007 ..........................................      4,415                --
 2008 ..........................................     12,940            25,228
                                                --------------------------------
                                                   $358,340        $1,531,836
                                                ================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2000 were as follows:

                                             FRANKLIN              FRANKLIN
                                             TEMPLETON             TEMPLETON
                                              GLOBAL                 HARD
                                           CURRENCY FUND         CURRENCY FUND
                                           -----------------------------------
Purchases ...........................        $3,168,071            $6,805,045
Sales ...............................        $1,419,992            $2,356,919

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (continued)


6. OFF-BALANCE SHEET RISK

The Funds have been parties to financial instruments with off-balance-sheet risk, primarily forward exchange contracts in order to obtain investment results that are substantially equal to direct investments in foreign currency denominated instruments and to minimize the impact on the Funds from adverse changes in the relationship between the U.S. dollar and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Funds' net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of October 31, 2000, the Global Currency Fund had the following forward foreign currency contracts outstanding:

                                                                                        IN            SETTLEMENT        UNREALIZED
                                                                                   EXCHANGE FOR          DATE           GAIN/(LOSS)
                                                                                  --------------------------------------------------
CONTRACTS TO BUY:
12,000,000         Swedish Krona ............................................     U.S. $1,188,590       11/30/00    U.S. $   12,028
                                                                                       ==========                        ----------
                   Unrealized gain on forward exchange contracts ............                                                12,028
                                                                                                                         ----------
CONTRACTS TO BUY:
  8,000,000        Danish Krona .............................................             947,172       11/03/00           (36,021)
  2,300,000        European Unit ............................................           2,015,743       11/10/00           (65,340)
  1,000,000        British Pound Sterling ...................................           1,457,850       11/27/00            (5,075)
107,700,000        Japanese Yen .............................................           1,000,000       11/30/00            (8,175)
  3,300,000        New Zealand Dollar .......................................           1,328,415       11/30/00           (18,678)
  2,500,000        Canadian Dollar ..........................................           1,638,270       11/30/00              (311)
                                                                                       ----------                        ----------
                                                                                  U.S. $8,387,450                         (133,600)
                                                                                       ==========                        ----------

                   Unrealized loss on forward exchange contracts ............                                             (133,600)
                                                                                                                         ----------
                       Net unrealized loss on forward exchange contracts ....                                       U.S. $(121,572)
                                                                                                                         ==========

FRANKLIN TEMPLETON GLOBAL TRUST
Notes to Financial Statements (continued)


6. OFF-BALANCE SHEET RISK (CONT.)

As of October 31, 2000, the Hard Currency Fund had the following forward foreign currency contracts outstanding:

                                                                                            IN          SETTLEMENT      UNREALIZED
                                                                                       EXCHANGE FOR        DATE        GAIN/(LOSS)
                                                                                     -----------------------------------------------
CONTRACTS TO BUY:

         17,150,000     Swiss Franc ..............................................   U.S. $ 9,506,652    11/30/00    U.S. $  59,977
                                                                                          ===========                     ---------
                        Unrealized gain on forward exchange contracts ............                                           59,977
                                                                                                                          ---------
CONTRACTS TO BUY:

            945,000     European Unit ............................................            827,253    11/06/00           (26,043)
          4,585,000     European Unit ............................................          4,018,340    11/10/00          (130,253)
        642,740,000     Japanese Yen .............................................          5,965,104    11/24/00           (52,579)
        247,710,000     Japanese Yen .............................................          2,300,000    11/30/00           (18,804)
          8,980,000     New Zealand Dollar .......................................          3,614,899    11/30/00           (50,827)
                                                                                          -----------                     ---------
                                                                                     U.S. $16,725,596                      (278,506)
                                                                                          ===========                     ---------
                        Unrealized loss on forward exchange contracts ............                                         (278,506)
                                                                                                                          ---------
                            Net unrealized loss on forward exchange contracts ....                                   U.S. $(218,529)
                                                                                                                          =========

7. CREDIT RISK

The Funds have investments in excess of 10% of their total net assets in the following:

Global Currency Fund - debt securities denominated in the European Unit. Hard Currency Fund - debt securities denominated in the European Unit.

Such concentrations may subject the Funds more significantly to economic changes occurring within those countries.

FRANKLIN TEMPLETON GLOBAL TRUST
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting the Franklin Templeton Global Trust (hereafter referred to as the "Trust") at October 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
November 21, 2000

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